Joint venture transaction - Disclosure of loss associated with loss of control of assets and liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Disclosure of joint ventures [line items]
Loss associated with loss of control of former Ghanaian subsidiaries		$ (143,261)
Ghana [Member]
Disclosure of joint ventures [line items]
Mineral properties, plant and equipment	$ (185,211)
Deferred income tax liability	53,211
Loss of control of subsidiaries	(132,000)
Accelerated accretion on long-term debt	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	$ (143,261)